EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Class A and C Shares Prospectus filed with the Securities and Exchange Commission on May 4, 2012 under Rule 497(c) (Accession No. 0001193125-12-212387) for Cohen & Steers International Realty Fund, Inc.